UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22805

ClearBridge American Energy MLP Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: July 1, 2015–June 30, 2016

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22805
Reporting Period: 07/01/2015 - 06/30/2016
CLEARBRIDGE AMERICAN ENERGY MLP FUND INC.

================== Clearbridge American Energy MLP Fund Inc. ===================

BUCKEYE PARTNERS, L.P.

Ticker:       BPL            Security ID:  118230101
Meeting Date: JUN 07, 2016   Meeting Type: Annual
Record Date:  APR 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Oliver 'Rick' G.         For       For          Management
      Richard, III
1.2   Elect Director Clark C. Smith           For       For          Management
1.3   Elect Director Frank S. Sowinski        For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

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CRESTWOOD MIDSTREAM PARTNERS LP

Ticker:       CMLP           Security ID:  226378107
Meeting Date: SEP 30, 2015   Meeting Type: Special
Record Date:  AUG 24, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management

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DCP MIDSTREAM PARTNERS, LP

Ticker:       DPM            Security ID:  23311P100
Meeting Date: APR 28, 2016   Meeting Type: Special
Record Date:  MAR 08, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Omnibus Stock Plan              For       For          Management
2     Adjourn Meeting                         For       For          Management

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DYNAGAS LNG PARTNERS LP

Ticker:       DLNG           Security ID:  Y2188B108
Meeting Date: NOV 20, 2015   Meeting Type: Annual
Record Date:  SEP 28, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Evangelos Vlahoulis      For       For          Management
2     Ratify Ernst & Young (Hellas)           For       For          Management
      Certified Auditors Accountants S.A. as
      Auditors

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MARKWEST ENERGY PARTNERS, L.P.

Ticker:       MWE            Security ID:  570759100
Meeting Date: DEC 01, 2015   Meeting Type: Special
Record Date:  OCT 05, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       Against      Management
2     Advisory Vote on Golden Parachutes      For       Against      Management
3     Adjourn Meeting                         For       Against      Management

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TARGA RESOURCES CORP.

Ticker:       TRGP           Security ID:  87612G101
Meeting Date: MAY 17, 2016   Meeting Type: Annual
Record Date:  MAR 22, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Rene R. Joyce            For       For          Management
1.2   Elect Director Waters S. Davis, IV      For       For          Management
1.3   Elect Director Chris Tong               For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

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TARGA RESOURCES PARTNERS LP

Ticker:       NGLS           Security ID:  87611X105
Meeting Date: FEB 12, 2016   Meeting Type: Special
Record Date:  JAN 12, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management

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TRANSOCEAN PARTNERS LLC

Ticker:       RIGP           Security ID:  Y8977Y100
Meeting Date: MAY 05, 2016   Meeting Type: Annual
Record Date:  MAR 10, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Glyn A. Barker           For       For          Management
1.2   Elect Director Michael D. Lynch-Bell    For       For          Management
1.3   Elect Director John K. Plaxton          For       For          Management
1.4   Elect Director Norman J. Szydlowski     For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ClearBridge American Energy MLP Fund Inc.

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 12, 2016